Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
(5) Property, Plant and Equipment
Major categories of property, plant and equipment at December 31, 2020 and 2019 are as follows:

	Estimated Life (Years)	2020	2019
Land	—	$413,257	$406,884
Building and improvements	10 — 39	187,921	181,797
Advertising structures	5 — 15	2,880,521	2,926,706
Automotive and other equipment	3 — 7	133,806	144,924

		$3,615,505	$3,660,311